Employee benefits - Defined benefit plans - Current and non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	€ 3,423	€ 3,318	€ 3,614	€ 3,629
o/w non-current	2,722	2,600	2,933
o/w current	701	718	€ 681
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	88	109
o/w non-current	67
o/w current	21
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	833	826
o/w non-current	793
o/w current	40
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	68	70
o/w non-current	65
o/w current	3
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	1,784	1,644
o/w non-current	1,226
o/w current	558
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	650	€ 669
o/w non-current	571
o/w current	€ 79